Schedule I - Condensed Financial Information Of Carrols Restaurant Group, Inc. (Parent Company Only)	12 Months Ended
Jan. 01, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule I - Condensed Financial Information Of Carrols Restaurant Group, Inc. (Parent Company Only)

	January 1, 2012	January 2, 2011
ASSETS
Investment in and advances from unconsolidated subsidiary	$58,603	$44,899
Due from unconsolidated subsidiaries	554	8
Total assets	59,157	44,907
LIABILITIES AND STOCKHOLDERS’ EQUITY
Due to unconsolidated subsidiaries	—	—
Total liabilities	—	—
Stockholders’ equity:
Preferred stock, par value $.01; authorized 20,000,000 shares, issued and outstanding—none	—	—
Voting common stock, par value $.01; authorized 100,000,000 shares, issued— 22,135,663 and 21,678,103, respectively, and outstanding—21,750,237 and 21,632,402 shares, respectively	218	216
Additional paid-in capital	6,954	3,474
Retained earnings	51,041	39,823
Accumulated other comprehensive income	1,085	1,535
Treasury stock, at cost	(141)	(141)
Total stockholders’ equity	59,157	44,907
Total liabilities and stockholders’ equity	$59,157	$44,907

	Year ended
	January 1, 2012	January 2, 2011	January 3, 2010
Income:
Investment income (loss) from unconsolidated subsidiary - continuing operations	$(520)	$1,816	$11,080
Investment income from unconsolidated subsidiary - discontinued operations	11,742	10,106	10,761
Expenses:
General and administrative	4	6	6
Net income	$11,218	$11,916	$21,835

	Year ended
	January 1, 2012	January 2, 2011	January 3, 2010
Cash flows from operating activities:
Net income	$11,218	$11,916	$21,835
Income from discontinued operations of unconsolidated subsidiary	(11,742)	(10,106)	(10,761)
Adjustments to reconcile net income to net cash used for operating activities:
(Increase) decrease in investment in unconsolidated subsidiary - continuing operations	520	(1,816)	(11,080)
(Increase) decrease in due from unconsolidated subsidiary	(547)	(58)	6
Net cash used for operating activities - continuing operations	(551)	(64)	—
Cash flows from financing activities:
Proceeds from stock option exercises	551	64	—
Net cash provided from financing activities	551	64	—
Net increase (decrease) in cash and cash equivalents from continuing operations	—	—	—
Cash and cash equivalents, beginning of year	—	—	—
Cash and cash equivalents, end of year	$—	$—	$—

Note 1—Basis of Presentation
Carrols Restaurant Group, Inc’s (the “Company”) investment in subsidiary is stated at cost plus equity in the undistributed earnings of its subsidiary. The Company’s share of net income of its unconsolidated subsidiary is included in consolidated income using the equity method. This condensed financial information of the parent company only should be read in conjunction with the Consolidated Financial Statements of the Company included elsewhere in this Form 8-K.